INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of information about significant subsidiaries
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2025	2024

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.*	Netherlands	Holding	89.6%	100.0%
VEON MidCo B.V. *	Netherlands	Holding	100.0%	—%
VEON Intermediate Holdings B.V. *	Netherlands	Holding	100.0%	—%
JSC “Kyivstar” **	Ukraine	Operating	89.6%	100.0%
Kyivstar Group Ltd. **	Ukraine	Holding	89.6%	—%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	100.0%
LLC “Sky Mobile” ***	Kyrgyzstan	Operating	—%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	100.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%
VEON Group Holding Company Limited	Dubai	Branch	100.0%	100.0%

* On April 8, 2025, we completed a partial Dutch statutory demerger of VEON Holdings B.V. (“VEON Holdings”) pursuant to article 2:334a paragraph 3 of the Dutch Civil Code, (the “Demerger”) as a result of which VEON Holdings’s previously-held interests in its subsidiaries (along with other assets, liabilities and contracts) were allocated among VEON Holdings and two newly-incorporated entities, VEON MidCo B.V. and VEON Intermediate Holdings B.V. Effective April 8, 2025: (i) VEON Holdings’s only subsidiary is JSC Kyivstar; (ii) VEON MidCo B.V. holds the interests in VEON’s operating subsidiaries and other key assets; and (iii) VEON Intermediate Holdings holds the interests in VEON’s non-core assets and subsidiaries. Following the demerger, VEON Holdings B.V. changed its name to Kyivstar Holdings B.V., effective February 2026.
** On August 14, 2025, pursuant to a Business Combination Agreement with Cohen Circle Acquisition Corp. I (the “BCA”), VEON Amsterdam B.V. (“VEON Amsterdam”) sold the post‑Demerger VEON Holdings (consisting solely of JSC Kyivstar) to Kyivstar Group Ltd. Upon the closing of the BCA, VEON Amsterdam held a 89.6% stake in Kyivstar Group Ltd., refer Note 11—Significant transactions of these consolidated financial statements for further details. Subsequent to the year ended December 31, 2025, On February 3, 2026, VEON announced the closing of a secondary public offering of 14,375,000 common shares of Kyivstar Group Ltd. following which VEON Amsterdam further decreased its ownership in Kyivstar Group Ltd. to 83.6%, refer Note 25—Events after the reporting period for further details..
*** LLC “Sky Mobile” was sold on August 12, 2025, refer Note 11—Significant transactions of these consolidated financial statements for further details.

Schedule of information about materially partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit/(loss) attributable to material NCIs
Name of significant subsidiary	2025	2024	2025	2024	2025	2024

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	70	58	45	51
Kyivstar Group Limited ("KGL")	10.4%	—%	135	—	13	—

Schedule of summarized income statement of subsidiaries before inter-company eliminations
The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 is detailed below.
Summarized income statement

	KaR-Tel			KGL
	2025	2024	2023	2025

Revenue	807	774	692	1,157
Operating expenses	(555)	(487)	(423)	(883)
Other expenses	(17)	(28)	(11)	(76)
Profit before tax	235	259	258	198
Income tax expense	(54)	(57)	(57)	(74)
Profit for the year	181	202	201	124
Total comprehensive income	181	202	201	124
Attributed to NCIs	45	51	50	13

Schedule of summarized financial position of subsidiaries before inter-company eliminations
Summarized statement of financial position

	KaR-Tel		KGL
	2025	2024	2025

Property and equipment	689	532	849
Intangible assets	168	160	491
Other non-current assets	37	41	90
Trade and other receivables	115	33	37
Cash and cash equivalents	55	51	455
Other current assets	72	33	200
Debt and derivatives	(496)	(358)	(516)
Provisions	(10)	(8)	(19)
Other liabilities	(349)	(253)	(288)

Total equity	281	231	1,299

Attributed to:
Equity holders of the parent	211	173	1,164
Non-controlling interests	70	58	135

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations
Summarized statement of cash flows

	KaR-Tel			KGL
	2025	2024	2023	2025

Net operating cash flows	236	338	308	558
Net investing cash flows	(138)	(112)	(117)	(150)
Net financing cash flows	(98)	(236)	(166)	(626)
Net foreign exchange difference	4	(8)	—	(1)
Net increase / (decrease) in cash equivalents	4	(18)	25	(219)